                     SUPPLEMENT DATED JULY 25, 2003 TO THE

           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 25, 2002
                 AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 5, 2003
         VAN KAMPEN SERIES FUND, INC., ON BEHALF OF EACH OF ITS SERIES
                         VAN KAMPEN AMERICAN VALUE FUND
                          VAN KAMPEN ASIAN EQUITY FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                         VAN KAMPEN LATIN AMERICAN FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "DIRECTORS AND OFFICERS" is hereby amended by deleting all director and officer biographical information in its entirety and replacing it with the following:

                             DIRECTORS AND OFFICERS

     The business and affairs of the Funds are managed under the direction of the Company's Board of Directors and the Company's officers appointed by the Board of Directors. The tables below list the Directors and executive officers of the Funds and their principal occupations during the last five years, other directorships held by Directors and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers." The term "Fund Complex" includes each of the investment companies advised by the Advisers or their affiliates as of the date of this Statement of Additional Information. Directors serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the Directors.

                             INDEPENDENT DIRECTORS

                                                                                         NUMBER OF
                                          TERM OF                                        FUNDS IN
                                         OFFICE AND                                        FUND
                            POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT DIRECTOR        FUND        SERVED    DURING PAST 5 YEARS                BY DIRECTOR   HELD BY DIRECTOR
David C. Arch (58)          Director         +       Chairman and Chief Executive           91        Trustee/Director/
Blistex Inc.                                         Officer of Blistex Inc., a                       Managing General
1800 Swift Drive                                     consumer health care products                    Partner of funds in
Oak Brook, IL 60523                                  manufacturer. Former Director of                 the Fund Complex.
                                                     the World Presidents
                                                     Organization-Chicago Chapter.
                                                     Director of the Heartland
                                                     Alliance, a nonprofit
                                                     organization serving human needs
                                                     based in Chicago.
J. Miles Branagan (71)      Director         +       Private investor. Co-founder, and      89        Trustee/Director/
1632 Morning Mountain Road                           prior to August 1996, Chairman,                  Managing General
Raleigh, NC 27614                                    Chief Executive Officer and                      Partner of funds in
                                                     President, MDT Corporation (now                  the Fund Complex.
                                                     known as Getinge/Castle, Inc., a
                                                     subsidiary of Getinge Industrier
                                                     AB), a company which develops,
                                                     manufactures, markets and
                                                     services medical and scientific
                                                     equipment.
Jerry D. Choate (64)        Director         +       Prior to January 1999, Chairman        89        Trustee/Director/
33971 Selva Road                                     and Chief Executive Officer of                   Managing General
Suite 130                                            the Allstate Corporation                         Partner of funds in
Dana Point, CA 92629                                 ("Allstate") and Allstate                        the Fund Complex.
                                                     Insurance Company. Prior to                      Director of Amgen
                                                     January 1995, President and Chief                Inc., a
                                                     Executive Officer of Allstate.                   biotechnological
                                                     Prior to August 1994, various                    company, and Director
                                                     management positions at Allstate.                of Valero Energy
                                                                                                      Corporation, an
                                                                                                      independent refining
                                                                                                      company.

                                                                                         NUMBER OF
                                          TERM OF                                        FUNDS IN
                                         OFFICE AND                                        FUND
                            POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT DIRECTOR        FUND        SERVED    DURING PAST 5 YEARS                BY DIRECTOR   HELD BY DIRECTOR
Rod Dammeyer (62)           Director         +       President of CAC, llc., a private      91        Trustee/Director/
CAC, llc.                                            company offering capital                         Managing General
4350 LaJolla Village Drive                           investment and management                        Partner of funds in
Suite 980                                            advisory services. Prior to July                 the Fund Complex.
San Diego, CA 92122-6223                             2000, Managing Partner of Equity                 Director of TeleTech
                                                     Group Corporate Investment (EGI),                Holdings Inc.,
                                                     a company that makes private                     Stericycle, Inc.,
                                                     investments in other companies.                  TheraSense, Inc.,
                                                                                                      GATX Corporation,
                                                                                                      Arris Group, Inc. and
                                                                                                      Trustee of the
                                                                                                      University of Chicago
                                                                                                      Hospitals and Health
                                                                                                      Systems. Prior to May
                                                                                                      2002, Director of
                                                                                                      Peregrine Systems
                                                                                                      Inc. Prior to
                                                                                                      February 2001, Vice
                                                                                                      Chairman and Director
                                                                                                      of Anixter
                                                                                                      International, Inc.
                                                                                                      and IMC Global Inc.
                                                                                                      Prior to July 2000,
                                                                                                      Director of Allied
                                                                                                      Riser Communications
                                                                                                      Corp., Matria
                                                                                                      Healthcare Inc.,
                                                                                                      Transmedia Networks,
                                                                                                      Inc., CNA Surety,
                                                                                                      Corp. and Grupo
                                                                                                      Azcarero Mexico
                                                                                                      (GAM). Prior to April
                                                                                                      1999, Director of
                                                                                                      Metal Management,
                                                                                                      Inc.
Linda Hutton Heagy (55)     Director         +       Managing Partner of Heidrick &         89        Trustee/Director/
Heidrick & Struggles                                 Struggles, an executive search                   Managing General
233 South Wacker Drive                               firm. Trustee on the University                  Partner of funds in
Suite 7000                                           of Chicago Hospitals Board, Vice                 the Fund Complex.
Chicago, IL 60606                                    Chair of the Board of the YMCA of
                                                     Metropolitan Chicago and a member
                                                     of the Women's Board of the
                                                     University of Chicago. Prior to
                                                     1997, Partner of Ray & Berndtson,
                                                     Inc., an executive recruiting
                                                     firm. Prior to 1996, Trustee of
                                                     The International House Board, a
                                                     fellowship and housing
                                                     organization for international
                                                     graduate students. Prior to 1995,
                                                     Executive Vice President of ABN
                                                     AMRO, N.A., a bank holding
                                                     company. Prior to 1992, Executive
                                                     Vice President of La Salle
                                                     National Bank.

                                                                                         NUMBER OF
                                          TERM OF                                        FUNDS IN
                                         OFFICE AND                                        FUND
                            POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT DIRECTOR        FUND        SERVED    DURING PAST 5 YEARS                BY DIRECTOR   HELD BY DIRECTOR
R. Craig Kennedy (51)       Director         +       Director and President of the          89        Trustee/Director/
11 DuPont Circle, N.W.                               German Marshall Fund of the                      Managing General
Washington, D.C. 20016                               United States, an independent                    Partner of funds in
                                                     U.S. foundation created to deepen                the Fund Complex.
                                                     understanding, promote
                                                     collaboration and stimulate
                                                     exchanges of practical experience
                                                     between Americans and Europeans.
                                                     Formerly, advisor to the Dennis
                                                     Trading Group Inc., a managed
                                                     futures and option company that
                                                     invests money for individuals and
                                                     institutions. Prior to 1992,
                                                     President and Chief Executive
                                                     Officer, Director and member of
                                                     the Investment Committee of the
                                                     Joyce Foundation, a private
                                                     foundation.
Howard J Kerr (67)          Director         +       Prior to 1998, President and           91        Trustee/Director/
736 North Western Avenue                             Chief Executive Officer of                       Managing General
P.O. Box 317                                         Pocklington Corporation, Inc., an                Partner of funds in
Lake Forest, IL 60045                                investment holding company.                      the Fund Complex.
                                                     Director of the Marrow Foundation                Director of the Lake
                                                                                                      Forest Bank & Trust.
Jack E. Nelson (67)         Director         +       President of Nelson Investment         89        Trustee/Director/
423 Country Club Drive                               Planning Services, Inc., a                       Managing General
Winter Park, FL 32789                                financial planning company and                   Partner of funds in
                                                     registered investment adviser in                 the Fund Complex.
                                                     the State of Florida. President
                                                     of Nelson Ivest Brokerage
                                                     Services Inc., a member of the
                                                     NASD, Securities Investors
                                                     Protection Corp. and the
                                                     Municipal Securities Rulemaking
                                                     Board. President of Nelson Sales
                                                     and Services Corporation, a
                                                     marketing and services company to
                                                     support affiliated companies.
Hugo F. Sonnenschein (62)   Director         +       President Emeritus and Honorary        91        Trustee/Director/
1126 E. 59th Street                                  Trustee of the University of                     Managing General
Chicago, IL 60637                                    Chicago and the Adam Smith                       Partner of funds in
                                                     Distinguished Service Professor                  the Fund Complex.
                                                     in the Department of Economics at                Director of Winston
                                                     the University of Chicago. Prior                 Laboratories, Inc.
                                                     to July 2000, President of the
                                                     University of Chicago. Trustee of
                                                     the University of Rochester and a
                                                     member of its investment
                                                     committee. Member of the National
                                                     Academy of Sciences, the American
                                                     Philosophical Society and a
                                                     fellow of the American Academy of
                                                     Arts and Sciences.

                                                                                         NUMBER OF
                                          TERM OF                                        FUNDS IN
                                         OFFICE AND                                        FUND
                            POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT DIRECTOR        FUND        SERVED    DURING PAST 5 YEARS                BY DIRECTOR   HELD BY DIRECTOR
Suzanne H. Woolsey (61)     Director         +       Chief Communications Officer of        89        Trustee/Director/
2101 Constitution Ave.,                              the National Academy of Sciences/                Managing General
N.W.                                                 National Research Council, an                    Partner of funds in
Room 285                                             independent, federally chartered                 the Fund Complex.
Washington, D.C. 20418                               policy institution, since 2001                   Director of Neurogen
                                                     and previously Chief Operating                   Corporation, a
                                                     Officer from 1993 to 2001.                       pharmaceutical
                                                     Director of the Institute for                    company, since
                                                     Defense Analyses, a federally                    January 1998.
                                                     funded research and development
                                                     center, Director of the German
                                                     Marshall Fund of the United
                                                     States, and Trustee of Colorado
                                                     College. Prior to 1993, Executive
                                                     Director of the Commission on
                                                     Behavioral and Social Sciences
                                                     and Education at the National
                                                     Academy of Sciences/National
                                                     Research Council. From 1980
                                                     through 1989, Partner of Coopers
                                                     & Lybrand.

                             INTERESTED DIRECTORS*

                                                                                         NUMBER OF
                                          TERM OF                                        FUNDS IN
                                         OFFICE AND                                        FUND
                            POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED DIRECTOR         FUND        SERVED    DURING PAST 5 YEARS                BY DIRECTOR   HELD BY DIRECTOR
Mitchell M. Merin* (49)     Director,        +       President and Chief Executive          89        Trustee/Director/
1221 Avenue of the          President                Officer of funds in the Fund                     Managing General
Americas                    and Chief                Complex. Chairman, President,                    Partner of funds in
New York, NY 10020          Executive                Chief Executive Officer and                      the Fund Complex.
                            Officer                  Director of the Advisers and VK
                                                     Advisors Inc. since December
                                                     2002. Chairman, President and
                                                     Chief Executive Officer of Van
                                                     Kampen Investments since December
                                                     2002. Director of Van Kampen
                                                     Investments since December 1999.
                                                     Chairman and Director of Van
                                                     Kampen Funds Inc. since December
                                                     2002. President, Director and
                                                     Chief Operating Officer of Morgan
                                                     Stanley Investment Management
                                                     since December 1998. President
                                                     and Director since April 1997 and
                                                     Chief Executive Officer since
                                                     June 1998 of Morgan Stanley
                                                     Investment Advisors Inc. and
                                                     Morgan Stanley Services Company
                                                     Inc. Chairman, Chief Executive
                                                     Officer and Director of Morgan
                                                     Stanley Distributors Inc. since
                                                     June 1998. Chairman since June
                                                     1998, and Director since January
                                                     1998 of Morgan Stanley Trust.
                                                     Director of various Morgan
                                                     Stanley subsidiaries. President
                                                     of the Morgan Stanley Funds since
                                                     May 1999. Previously Chief
                                                     Executive Officer of Van Kampen
                                                     Funds Inc. from December 2002 to
                                                     July 2003, Chief Strategic
                                                     Officer of Morgan Stanley
                                                     Investment Advisors Inc. and
                                                     Morgan Stanley Services Company
                                                     Inc. and Executive Vice President
                                                     of Morgan Stanley Distributors
                                                     Inc. from April 1997 to June
                                                     1998. Chief Executive Officer
                                                     from September 2002 to April 2003
                                                     and Vice President from May 1997
                                                     to April 1999 of the Morgan
                                                     Stanley Funds.
Richard F. Powers, III*     Director         +       Advisory Director of Morgan            91        Trustee/Director/
(57)                                                 Stanley. Prior to December 2002,                 Managing General
1 Parkview Plaza                                     Chairman, Director, President,                   Partner of funds in
P.O. Box 5555                                        Chief Executive Officer and                      the Fund Complex.
Oakbrook Terrace, IL 60181                           Managing Director of Van Kampen
                                                     Investments and its investment
                                                     advisory, distribution and other
                                                     subsidiaries. Prior to December
                                                     2002, President and Chief
                                                     Executive Officer of funds in the
                                                     Fund Complex. Prior to May 1998,
                                                     Executive Vice President and
                                                     Director of Marketing at Morgan
                                                     Stanley and Director of Dean
                                                     Witter, Discover & Co. and Dean
                                                     Witter Realty. Prior to 1996,
                                                     Director of Dean Witter Reynolds
                                                     Inc.

                                                                                         NUMBER OF
                                          TERM OF                                        FUNDS IN
                                         OFFICE AND                                        FUND
                            POSITION(S)  LENGTH OF                                        COMPLEX
NAME, AGE AND ADDRESS        HELD WITH      TIME     PRINCIPAL OCCUPATION(S)             OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED DIRECTOR         FUND        SERVED    DURING PAST 5 YEARS                BY DIRECTOR   HELD BY DIRECTOR
Wayne W. Whalen* (63)       Director         +       Partner in the law firm of             91        Trustee/Director/
333 West Wacker Drive                                Skadden, Arps, Slate, Meagher &                  Managing General
Chicago, IL 60606                                    Flom (Illinois), legal counsel to                Partner of funds in
                                                     funds in the Fund Complex.                       the Fund Complex.

------------------------------------

+ The year of appointment (or election) is specified in the Company's current
  Statement of Additional Information except Messrs. David Arch, Rod Dammeyer, Howard J Kerr, and Hugo Sonnenschein who were appointed to the Company's Board effective July 24, 2003.

* Such Director is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Advisers by reason of their current or former positions with Morgan Stanley or its affiliates.

                                    OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND           SERVED    DURING PAST 5 YEARS
Stephen L. Boyd (62)          Vice President          ++      Managing Director of Global Research Investment Management.
2800 Post Oak Blvd.                                           Vice President of funds in the Fund Complex. Prior to
45th Floor                                                    December 2002, Chief Investment Officer of Van Kampen
Houston, TX 77056                                             Investments and President and Chief Operations Officer of
                                                              the Advisers and Van Kampen Advisors Inc. Prior to May 2002,
                                                              Executive Vice President and Chief Investment Officer of
                                                              funds in the Fund Complex. Prior to May 2001, Managing
                                                              Director and Chief Investment Officer of Van Kampen
                                                              Investments, and Managing Director and President of the
                                                              Advisers and Van Kampen Advisors Inc. Prior to December
                                                              2000, Executive Vice President and Chief Investment Officer
                                                              of Van Kampen Investments, and President and Chief Operating
                                                              Officer of the Advisers. Prior to April 2000, Executive Vice
                                                              President and Chief Investment Officer for Equity
                                                              Investments of the Advisers. Prior to October 1998, Vice
                                                              President and Senior Portfolio Manager with AIM Capital
                                                              Management, Inc. Prior to February 1998, Senior Vice
                                                              President and Portfolio Manager of Van Kampen American
                                                              Capital Asset Management, Inc., Van Kampen American Capital
                                                              Investment Advisory Corp. and Van Kampen American Capital
                                                              Management, Inc.
Stefanie V. Chang (36)        Vice President          ++      Executive Director of Morgan Stanley Investment Management.
                                                              Vice President of funds in the Fund Complex.
Joseph J. McAlinden (60)      Executive Vice          ++      Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and                   Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Chief Investment                Management Inc. and Morgan Stanley Investments LP and
                              Officer                         Director of Morgan Stanley Trust for over 5 years. Executive
                                                              Vice President and Chief Investment Officer of funds in the
                                                              Fund Complex. Managing Director and Chief Investment Officer
                                                              of Van Kampen Investments, the Advisers and Van Kampen
                                                              Advisors Inc. since December 2002.

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND           SERVED    DURING PAST 5 YEARS
John R. Reynoldson (50)       Vice President          ++      Executive Director and Portfolio Specialist of the Advisers
1 Parkview Plaza                                              and Van Kampen Advisors Inc. Vice President of funds in the
P.O. Box 5555                                                 Fund Complex. Prior to July 2001, Principal and Co-head of
Oakbrook Terrace, IL 60181                                    the Fixed Income Department of the Advisers and Van Kampen
                                                              Advisors Inc. Prior to December 2000, Senior Vice President
                                                              of the Advisers and Van Kampen Advisors Inc. Prior to May
                                                              2000, Senior Vice President of the investment grade taxable group for the Advisers. Prior to June 1999, Senior Vice
                                                              President of the government securities bond group for Asset
                                                              Management.
Ronald E. Robison (64)        Executive Vice          ++      Chief Executive Officer and Chairman of Investor Services.
1221 Avenue of the Americas   President and                   Executive Vice President and Principal Executive Officer of
New York, NY 10020            Principal                       funds in the Fund Complex. Chief Global Operations Officer
                              Executive                       and Managing Director of Morgan Stanley Investment
                              Officer                         Management Inc. Managing Director of Morgan Stanley.
                                                              Managing Director and Director of Morgan Stanley Investment
                                                              Advisors Inc. and Morgan Stanley Services Company Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust. Vice
                                                              President of the Morgan Stanley Funds.
A. Thomas Smith III (46)      Vice President and      ++      Managing Director of Morgan Stanley, Managing Director and
1221 Avenue of the Americas   Secretary                       Director of Van Kampen Investments, Director of the
New York, NY 10020                                            Advisers, Van Kampen Advisors Inc., the Distributor,
                                                              Investor Services and certain other subsidiaries of Van
                                                              Kampen Investments. Managing Director and General
                                                              Counsel-Mutual Funds of Morgan Stanley Investment Advisors,
                                                              Inc. Vice President and Secretary of funds in the Fund
                                                              Complex. Prior to July 2001, Managing Director, General
                                                              Counsel, Secretary and Director of Van Kampen Investments,
                                                              the Advisers, the Distributor, Investor Services, and
                                                              certain other subsidiaries of Van Kampen Investments. Prior to December 2000, Executive Vice President, General Counsel,
                                                              Secretary and Director of Van Kampen Investments, the
                                                              Advisers, Van Kampen Advisors Inc., the Distributor,
                                                              Investor Services and certain other subsidiaries of Van
                                                              Kampen Investments. Prior to January 1999, Vice President
                                                              and Associate General Counsel to New York Life Insurance
                                                              Company ("New York Life"), and prior to March 1997,
                                                              Associate General Counsel of New York Life. Prior to
                                                              December 1993, Assistant General Counsel of The Dreyfus
                                                              Corporation. Prior to August 1991, Senior Associate, Willkie
                                                              Farr & Gallagher. Prior to January 1989, Staff Attorney at
                                                              the Securities and Exchange Commission, Division of
                                                              Investment Management, Office of Chief Counsel.
John L. Sullivan (47)         Vice President,         ++      Director and Managing Director of Van Kampen Investments,
1 Parkview Plaza              Chief Financial                 the Advisers, Van Kampen Advisors Inc. and certain other
P.O. Box 5555                 Officer and                     subsidiaries of Van Kampen Investments. Vice President,
Oakbrook Terrace, IL 60181    Treasurer                       Chief Financial Officer and Treasurer of funds in the Fund
                                                              Complex. Head of Fund Accounting for Morgan Stanley
                                                              Investment Management. Prior to December 2002, Executive
                                                              Director of Van Kampen Investments, the Advisers and Van
                                                              Kampen Advisors Inc.

------------------------------------
++ The year of appointment (or election) is specified in each current Fund's
   Statement of Additional Information.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 MS SPT SAI 7/03